UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405

Name of Fund: BlackRock Balanced Capital Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1 - Schedule of Investments

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                        Common Stocks                                              Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.6%                      General Dynamics Corp.                                   180,000    $    10,366,200
                                                L-3 Communications Holdings, Inc.                        130,000          9,591,400
                                                                                                                    ---------------
                                                                                                                         19,957,600
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                                 Southwest Airlines Co.                                 1,050,000          9,051,000
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                                The Coca-Cola Co.                                         40,000          1,810,800
                                                Hansen Natural Corp. (a)                                 240,000          8,047,200
                                                                                                                    ---------------
                                                                                                                          9,858,000
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                            Amgen, Inc. (a)                                          240,000         13,860,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                         Wells Fargo & Co.                                         80,000          2,358,400
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.7%           R.R. Donnelley & Sons Co.                                670,000          9,098,600
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%                 Cisco Systems, Inc. (a)                                   80,000          1,304,000
                                                JDS Uniphase Corp. (a)                                   120,000            438,000
                                                                                                                    ---------------
                                                                                                                          1,742,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.4%                  Hewlett-Packard Co.                                      460,000         16,693,400
                                                International Business Machines Corp.                     30,000          2,524,800
                                                Lexmark International, Inc. Class A (a)                  310,000          8,339,000
                                                QLogic Corp. (a)                                         660,000          8,870,400
                                                Western Digital Corp. (a)                                680,000          7,786,000
                                                                                                                    ---------------
                                                                                                                         44,213,600
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                         Capital One Financial Corp.                              310,000          9,885,900
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%           JPMorgan Chase & Co.                                      80,000          2,522,400
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.4%   AT&T Inc.                                                270,000          7,695,000
                                                Qwest Communications International, Inc.               2,510,000          9,136,400
                                                Verizon Communications, Inc.                              20,000            678,000
                                                                                                                    ---------------
                                                                                                                         17,509,400
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.3%       Ingram Micro, Inc. Class A (a)                           660,000          8,837,400
                                                Mettler Toledo International, Inc. (a)                   120,000          8,088,000
                                                                                                                    ---------------
                                                                                                                         16,925,400
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.9%              ENSCO International, Inc.                                270,000          7,665,300
                                                Nabors Industries Ltd. (a)                               650,000          7,780,500
                                                Tidewater, Inc.                                          210,000          8,456,700
                                                                                                                    ---------------
                                                                                                                         23,902,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.7%                 BJ's Wholesale Club, Inc. (a)                            240,000          8,222,400
                                                The Kroger Co.                                           380,000         10,035,800
                                                Wal-Mart Stores, Inc.                                     70,000          3,924,200
                                                                                                                    ---------------
                                                                                                                         22,182,400
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 6.5%         Aetna, Inc.                                              340,000          9,690,000
                                                AmerisourceBergen Corp.                                  250,000          8,915,000
                                                Community Health Systems, Inc. (a)                       580,000          8,456,400
                                                Humana, Inc. (a)                                         250,000          9,320,000
                                                LifePoint Hospitals, Inc. (a)                            400,000          9,136,000
                                                Lincare Holdings, Inc. (a)                               340,000          9,156,200
                                                Omnicare, Inc.                                           320,000          8,883,200
                                                Quest Diagnostics, Inc.                                  170,000          8,824,700
                                                WellPoint, Inc. (a)                                      260,000         10,953,800
                                                                                                                    ---------------
                                                                                                                         83,335,300
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                        Common Stocks                                              Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                       KB Home                                                  560,000    $     7,627,200
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%                       The Procter & Gamble Co.                                 150,000          9,273,000
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 4.0%                              Accenture Ltd. Class A                                   330,000         10,820,700
                                                Affiliated Computer Services, Inc. Class A (a)           190,000          8,730,500
                                                Computer Sciences Corp. (a)                              270,000          9,487,800
                                                Global Payments, Inc.                                    250,000          8,197,500
                                                Hewitt Associates, Inc. Class A (a)                      310,000          8,797,800
                                                Paychex, Inc.                                            200,000          5,256,000
                                                                                                                    ---------------
                                                                                                                         51,290,300
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                   The AES Corp. (a)                                      1,080,000          8,899,200
Energy Traders - 0.7%

-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%                 General Electric Co.                                     490,000          7,938,000
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%                                The Travelers Cos., Inc.                                 100,000          4,520,000
                                                UnumProvident Corp.                                      490,000          9,114,000
                                                                                                                    ---------------
                                                                                                                         13,634,000
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.7%             Hasbro, Inc.                                             300,000          8,751,000
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.3%           PerkinElmer, Inc.                                        610,000          8,485,100
                                                Waters Corp. (a)                                         230,000          8,429,500
                                                                                                                    ---------------
                                                                                                                         16,914,600
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.7%                                Dover Corp.                                              280,000          9,217,600
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.3%                         Dollar Tree, Inc. (a)                                    200,000          8,360,000
                                                Family Dollar Stores, Inc.                               330,000          8,603,100
                                                                                                                    ---------------
                                                                                                                         16,963,100
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 12.1%             Anadarko Petroleum Corp.                                 250,000          9,637,500
                                                Apache Corp.                                             140,000         10,434,200
                                                Chevron Corp.                                            300,000         22,191,000
                                                ConocoPhillips                                           290,000         15,022,000
                                                Exxon Mobil Corp.                                        590,000         47,099,700
                                                Marathon Oil Corp.                                       370,000         10,123,200
                                                Murphy Oil Corp.                                         200,000          8,870,000
                                                Occidental Petroleum Corp.                               220,000         13,197,800
                                                Sunoco, Inc.                                             200,000          8,692,000
                                                Valero Energy Corp.                                      440,000          9,521,600
                                                                                                                    ---------------
                                                                                                                        154,789,000
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                        Herbalife Ltd.                                           400,000          8,672,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.2%                          Eli Lilly & Co.                                          310,000         12,483,700
                                                Endo Pharmaceuticals Holdings, Inc. (a)                  350,000          9,058,000
                                                Forest Laboratories, Inc. (a)                            360,000          9,169,200
                                                Johnson & Johnson                                        400,000         23,932,000
                                                King Pharmaceuticals, Inc. (a)                           850,000          9,027,000
                                                Pfizer, Inc.                                           1,100,000         19,481,000
                                                Watson Pharmaceuticals, Inc. (a)                         340,000          9,033,800
                                                                                                                    ---------------
                                                                                                                         92,184,700
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.7%                    Manpower, Inc.                                           250,000          8,497,500
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                              Union Pacific Corp.                                      220,000         10,516,000
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                        Common Stocks                                              Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                Altera Corp.                                             520,000    $     8,689,200
Semiconductor Equipment - 2.0%                  Silicon Laboratories, Inc. (a)                           360,000          8,920,800
                                                Xilinx, Inc.                                             480,000          8,553,600
                                                                                                                    ---------------
                                                                                                                         26,163,600
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.6%                                 Compuware Corp. (a)                                    1,350,000          9,112,500
                                                Microsoft Corp.                                          330,000          6,415,200
                                                Symantec Corp. (a)                                       690,000          9,328,800
                                                Synopsys, Inc. (a)                                       470,000          8,704,400
                                                                                                                    ---------------
                                                                                                                         33,560,900
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.0%                         AutoZone, Inc. (a)                                        60,000          8,368,200
                                                Foot Locker, Inc.                                      1,110,000          8,147,400
                                                Limited Brands, Inc.                                     900,000          9,036,000
                                                                                                                    ---------------
                                                                                                                         25,551,600
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 1.3%         Coach, Inc. (a)                                          420,000          8,723,400
                                                Polo Ralph Lauren Corp.                                  180,000          8,173,800
                                                                                                                    ---------------
                                                                                                                         16,897,200
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                                  Philip Morris International, Inc.                         10,000            435,100
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.2%         MSC Industrial Direct Co. Class A                        230,000          8,470,900
                                                United Rentals, Inc. (a)                                 760,000          6,931,200
                                                                                                                    ---------------
                                                                                                                         15,402,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks - 64.7%                                             829,580,200
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Beneficial
                                                                                                       Interest
                                                Mutual Funds                                            (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Master Total Return Portfolio of
                                                Master Bond LLC (b)                                  449,112,641    $       342,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Mutual Funds - 35.1%                                              449,112,641
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments
                                                (Cost - $1,335,996,880*)  - 99.8%                                     1,278,692,841

                                                Other Assets Less Liabilities - 0.2%                                      3,011,007
                                                                                                                    ---------------
                                                Net Assets - 100.0%                                                 $ 1,281,703,848
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,344,997,635
                                                                ===============
      Gross unrealized appreciation                             $    40,556,224
      Gross unrealized depreciation                                (106,861,018)
                                                                ---------------
      Net unrealized depreciation                               $   (66,304,794)
                                                                ===============

(a)   Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                    Net
      Affiliate                                                  Activity         Income
      -----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $ (24,827,857)   $  188,364
      BlackRock Liquidity Series, LLC Money Market Series                --            88
      Master Total Return Portfolio of Master Bond LLC        $ (70,000,000)    9,600,970
      -----------------------------------------------------------------------------------

BlackRock Balanced Capital Fund, Inc.
Schedule of Investments December 31, 2008 (Unaudited)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                    $  829,580,200
      Level 2                                                       449,112,641
      Level 3                                                                --
      --------------------------------------------------------------------------
      Total                                                      $1,278,692,841
                                                                 ==============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Balanced Capital Fund, Inc.

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Balanced Capital Fund, Inc.

Date: February 23, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Balanced Capital Fund, Inc.

Date: February 23, 2009